Investment in equity method investees (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 CNY (¥)	Nov. 30, 2018 CNY (¥)	May 31, 2018 CNY (¥)	Feb. 28, 2014 USD ($)	Feb. 28, 2014 CNY (¥)
Investment in equity method investees
Investment in equity method investees	$ 97,073		¥ 66,334		¥ 667,427
Share of loss of equity method investees	$ 6,836	¥ 46,999	22,280	¥ 71,489
Impairment loss for investment in affiliate		¥ 0	0	¥ 0
Kunshan Baowei Information Technology Limited
Investment in equity method investees
Investment in equity method investees					271,959
Equity method ownership interest percentage						45.00%
Consideration for equity method investment						¥ 272,000
Shenzhen Tencent Puhe Limited Partnership
Investment in equity method investees
Investment in equity method investees					293,481
Equity method ownership interest percentage							14.00%
Consideration for equity method investment							¥ 362,500
Ovation
Investment in equity method investees
Investment in equity method investees			46,630		48,292
Equity method ownership interest percentage								23.00%	23.00%
Consideration for equity method investment								$ 55,777	¥ 339,303
Other
Investment in equity method investees
Investment in equity method investees			¥ 19,704		¥ 53,695